Cover	Feb. 27, 2024
Cover [Abstract]
Entity Registrant Name	SolarMax Technology, Inc.
Entity Central Index Key	0001519472
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Feb. 27, 2024
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity File Number	001-41959
Entity Tax Identification Number	26-2028786
Entity Address Address Line 1	3080 12th Street
Entity Address City Or Town	Riverside
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92507
City Area Code	951
Local Phone Number	300-0788
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	SMXT
Security Exchange Name	NASDAQ